Note 18 - Stock-based Compensation Plans (Details) - Stock Option Activity - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stock Option Activity [Abstract]
Outstanding at beginning of year	31,500	31,500
Outstanding at beginning of year	$ 30.67	$ 30.67
Forfeited	(10,500)	0
Forfeited	$ 29.00	$ 0
Outstanding at end of year	21,000	31,500
Outstanding at end of year	$ 31.50	$ 30.67
Options exercisable at year-end	21,000	31,500
Options exercisable at year-end	$ 31.50	$ 30.67